Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (16,713)
Operating cash flows from finance leases	(730)
Financing cash flows from finance leases	(9,781)	$ (12,354)	$ (10,007)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	3,423
Finance leases	$ 8,728